Debt	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Debt [Text Block]

10) Debt

	December 31,	December 31,
	2022	2021
Total debt	$40,000	$15,000

		Cash flows
	December 31,			December 31,
	2021	Proceeds	Repayment	2022
Total debt	$15,000	$55,000	$(30,000)	$40,000
Total liabilities from financing activities	$15,000	$55,000	$(30,000)	$40,000

		Cash flows
	December 31,			December 31,
	2020	Proceeds	Repayment	2021
Total debt	$24,788	$15,000	$(24,788)	$15,000

Credit facilities

In April 2022, the Company repaid in full its $15,000 working capital facility. At the same time, the Company secured a new working capital facility with a bank in Brazil. This facility was fully drawn down and proceeds of $15,000 were received. This facility was originally due to be repaid as a lump sum payment in April 2023, together with accrued interest at a rate of 3.65% per annum. The facility was repaid in full in December 2022.

In October 2022, the Company secured an additional debt facility of $20,000 with a bank in Brazil. The facility is for three years, with equal principal repayments due after 18, 24, 30 and 36 months. In addition to a fee of 0.7%, accrued interest at a rate of 8.33% p.a. is to be paid every six months.

In December 2022, the Company secured an additional debt facility of $20,000 with a bank in Brazil. The facility is for three years, with equal principal repayments due semi-annually after a grace period of 360 days. In addition to a fee of 0.7%, accrued interest at a rate of 8.20% p.a. is to be paid every six months.

Refer to note 24 for details of debt secured after the statement of financial position date.